Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Current raw materials and current production supplies	€ 901	€ 876
Current work in progress	403	366
Current finished goods	1,469	1,432
Total current inventories	€ 2,773	€ 2,674